Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2023	2022	2021
	£m	£m	£m
Wages and salaries	1,344	1,365	1,609
Social security costs	294	278	341
Post-employment benefits[1]	68	55	73
Year ended 31 Dec	1,706	1,698	2,023
1 Includes £52m (2022: £42m; 2021: £37m) in employer contributions to the defined contribution pension plans.
Disclosure of average number of employees

Average number of persons employed by the group during the year by global business[1]
	2023	2022	2021
MSS	3,954	3,722	4,322
GB	2,125	2,155	2,458
GBM Other	27	81	140
CMB	2,536	2,748	3,023
WPB	6,119	6,484	6,709
Corporate Centre	48	215	171
Year ended 31 Dec	14,809	15,405	16,823
1    Average numbers of headcount in corporate centre are allocated in respective businesses on the basis of amounts charged to the respective global businesses.

Average number of persons employed by the group during the year by country
	2023	2022	2021
UK	2,611	2,635	3,145
France	6,732	7,163	7,713
Germany	2,458	2,579	2,732
Others	3,008	3,028	3,233
Year ended 31 Dec	14,809	15,405	16,823

Explanation of effect of share-based payments on entity's profit or loss	Wages and salaries’ includes the effect of share-based payments arrangements, of which £58m were equity settled (2022: £45m; 2021: £96m), as follows:

	2023	2022	2021
	£m	£m	£m
Restricted share awards	58	45	96
Savings-related and other share award option plans	1	1	1
Year ended 31 Dec	59	46	97

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive ('LTI') awards delivered in shares) and Group Performance Share Plan ('GPSP')
–An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
–Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI awards, which are subject to performance conditions.
–Deferred share awards generally vest over a period of three, four, five or seven years.
–Vested shares may be subject to a retention requirement post-vesting.
–Awards are subject to malus and clawback.

International Employee Share Purchase Plan (‘ShareMatch’)
–The plan was first introduced in Hong Kong in 2013 and now includes employees based in 31 jurisdictions.
–Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
–Matching awards are added at a ratio of one free share for every three purchased.
–Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Disclosure of number and weighted average exercise prices of other equity instruments

Movement on HSBC share awards
	2023	2022
	Number	Number
	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	20,454	21,828
Additions during the year[1]	10,998	11,651
Released in the year[1]	(11,864)	(12,279)
Forfeited in the year	(383)	(746)
Restricted share awards outstanding at 31 Dec	19,205	20,454
Weighted average fair value of awards granted (£)	4.74	4.96
1    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.

Disclosure of terms and conditions of share-based payment arrangement

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
–From 2014, eligible employees for the UK plan can save up to £500 per month with the option to use the savings to acquire shares.
–These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three years or five years contract, respectively.
–The exercise price is set at a 20% (2022: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2023	5,782	2.91
Granted during the year[2]	1,348	4.57
Exercised during the year	(2,428)	2.72
Expired during the year	(38)	4.73
Forfeited during the year	(325)	2.94
Outstanding at 31 Dec 2023	4,339	3.51
Weighted average remaining contractual life (years)	2.37

Outstanding at 1 Jan 2022	6,936	2.87
Granted during the year[2]	(179)	3.96
Exercised during the year	(173)	3.36
Expired during the year	(177)	4.72
Forfeited during the year	(625)	2.98
Outstanding at 31 Dec 2022	5,782	2.91
Weighted average remaining contractual life (years)	2.18
1    Weighted average exercise price.
2    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Total
	£m	£m	£m
Defined benefit pension plans	459	(479)	(20)
Defined benefit healthcare plans	—	(46)	(46)
At 31 Dec 2023	459	(525)	(66)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(117)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			51

Defined benefit pension plans	534	(531)	3
Defined benefit healthcare plans	—	(51)	(51)
At 31 Dec 2022	534	(582)	(48)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(121)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			73

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Net defined benefit asset/(liability)
	HSBC Germany Pension Plan[2]	Other plans	HSBC Germany Pension Plan[2]	Other plans	HSBC Germany Pension Plan[2]	Other plans
	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	405	129	(357)	(174)	48	(45)
Service cost	—	—	(7)	(5)	(7)	(5)
– current service cost	—	—	(8)	(6)	(8)	(6)
– past service gains	—	—	1	1	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	11	6	(9)	(9)	2	(3)
Remeasurement effects recognised in other comprehensive income	6	(6)	(29)	1	(23)	(5)
– return on plan assets (excluding interest income)	6	(6)	—	—	6	(6)
– actuarial losses financial assumptions	—	—	(29)	(8)	(29)	(8)
– actuarial gains demographic assumptions	—	—	—	2	—	2
– actuarial gains experience assumptions	—	—	—	7	—	7
– other changes	—	—	—	—	—	—
Exchange differences	(8)	—	7	1	(1)	1
Benefits paid	—	(7)	12	15	12	8
Other movements[1,3]	(77)	—	79	(4)	2	(4)
At 31 Dec 2023	337	122	(304)	(175)	33	(53)

Net asset/(liability) under defined benefit pension plans (continued)
	Fair value of plan assets		Present value of defined benefit obligations		Net defined benefit asset/(liability)
	HSBC Germany Pension Plan[2]	Other plans	HSBC Germany Pension Plan[2]	Other plans	HSBC Germany Pension Plan[2]	Other plans
	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	434	234	(438)	(304)	(4)	(70)
Service cost	—	—	4	(8)	4	(8)
– current service cost	—	—	3	(9)	3	(9)
– past service gains	—	—	1	1	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(3)	5	(4)	(5)	(7)	—
Remeasurement effects recognised in other comprehensive income	(51)	(99)	94	98	43	(1)
– return on plan assets (excluding interest income)	(51)	(99)	—	—	(51)	(99)
– actuarial gains financial assumptions	—	—	94	106	94	106
– actuarial losses demographic assumptions	—	—	—	(2)	—	(2)
– actuarial losses experience assumptions	—	—	—	(6)	—	(6)
– other changes	—	—	—	—	—	—
Exchange differences	22	1	(20)	(3)	2	(2)
Benefits paid	—	(7)	10	13	10	6
Other movements[1]	3	(5)	(3)	35	—	30
At 31 Dec 2022	405	129	(357)	(174)	48	(45)
1    Other movements include contributions by the group, contributions by employees, administrative costs and tax paid by plan.
2    The HSBC Germany Pension Plan and its comparatives have been disclosed as it is considered to be a prominent plan within the group. Figures disclosed comprise this prominent plan and other plans in Germany.
3 Other movements for HSBC Germany Pension Plan include reclassification of Lebensarbeitszeitkonto (LAZK) plan to long term employee benefits.
HSBC Germany does not expect to make contributions to the HSBC Germany Pension Plan during 2024. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows
Disclosure of information about maturity profile of defined benefit obligation

Benefits expected to be paid from plans
	2024	2025	2026	2027	2028	2029-2033
	£m	£m	£m	£m	£m	£m
HSBC Germany Pension Plan[1]	12	12	11	12	12	69
1    The duration of the defined benefit obligation is 14.2 years for the HSBC Germany Pension Plan under the disclosure assumptions adopted (2022: 13.7 years).

Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2023				31 Dec 2022
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC
	£m	£m	£m	£m	£m	£m	£m	£m
HSBC Germany Pension Plan
Fair value of plan assets	337	312	25	—	405	352	53	—
– equities	3	3	—	—	8	8	—	—
– bonds fixed income	196	196	—	—	173	173	—	—
– bonds index linked	6	6	—	—	26	26	—	—
– bonds other	—	—	—	—	—	—	—	—
– property	3	—	3	—	—	—	—	—
– pooled investment vehicle	—	—	—	—	—	—	—	—
– other	129	107	22	—	198	145	53	—

Disclosure of defined benefit plans
The group determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
HSBC Germany Pension Plan
At 31 Dec 2023	3.17	2.25	2.25	2.25
At 31 Dec 2022	3.71	2.25	2.25	2.25

Mortality tables and average life expectancy at age 60
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
HSBC Germany Pension Plan
At 31 Dec 2023	RT 2018G1[1]	25.4	28.3	29.1	31.3
At 31 Dec 2022	RT 2018G1[1]	25.2	28.2	28.9	31.2
1 Heubeck tables: RT 2018G. These are generally accepted and used mortality tables for occupational pension plans in Germany, taking into account future mortality improvements and lighter mortality for higher-paid pensioners.

Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions
	HSBC Germany Pension Plan Obligation
	Financial impact of increase			Financial impact of decrease
	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m
Discount rate – increase/decrease of 0.25%	(9)	(7)	(13)	9	8	13
Inflation rate – increase/decrease of 0.25%	7	7	11	(6)	(5)	(9)
Pension payments and deferred pensions – increase/decrease of 0.25%	6	5	9	(6)	(5)	(8)
Pay – increase/decrease of 0.25%	1	1	2	(1)	(1)	(2)
Change in mortality – increase of 1 Year	9	10	16	N/A	N/A	N/A

Schedule of Director's emoluments

	2023	2022	2021
	£000	£000	£000
Fees[1]	1,427	1,410	1,525
Salaries and other emoluments[2]	2,792	2,294	3,569
Annual incentives[3]	1,163	979	694
Long-term incentives[4]	1,193	779	511
Year ended 31 Dec	6,575	5,462	6,299
1    Fees paid to non-executive Directors.
2    Salaries and other emoluments include Fixed Pay Allowances.
3    Discretionary annual incentives for executive Directors are based on a combination of individual and corporate performance, and are determined by the Remuneration Committee of the bank’s parent company, HSBC Holdings plc. Incentive awards made to executive directors are delivered in the form of cash and HSBC Holdings plc shares. The total amount shown is comprised of £581,561 (2022: £489,285) in cash and £581,561 (2022: £489,285) in Restricted Shares, which is the upfront portion of the annual incentive granted in respect of performance year 2023.
4    The amount shown is comprised of £493,868 (2022: £380,893) in deferred cash, £699,552 (2022: £398,162) in deferred Restricted Shares. These amounts relate to the portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2023. The total vesting period of deferred cash and share awards is no less than three years, with 33% of the award vesting on each of the first and second anniversaries of the date of the award, and the balance vesting on the third anniversary of the date of the award. The deferred share awards are subject to at least a six-month retention period upon vesting. Details of the Plans are contained within the Directors’ Remuneration Report of HSBC Holdings plc. The cost of any awards subject to service conditions under the HSBC Share Plan 2011 are recognised through an annual charge based on the fair value of the awards, apportioned over the period of service to which the award relates.
5 In addition to the amounts set out above, a payment was also made to a Director relating to compensation for loss of employment. As the payment related to a longer period of employment with the Group (and not specifically to the Directorship) it is not included in the tables. However, the amount paid that related (on a time apportioned basis) to the period of Directorship is £169,358.
Of these aggregate figures, the following amounts are attributable to the highest paid Director:

	2023	2022	2021
	£000	£000	£000
Salaries and other emoluments	1,641	1,641	1,399
Annual incentives[1]	1,074	859	558
Long-term incentives[2]	990	677	390
Year ended 31 Dec	3,705	3,177	2,347
1 Awards made to the highest paid Director are delivered in the form of cash and HSBC Holdings plc shares. The amount shown comprises £537,040 (2022: £429,285) in cash and £537,040 (2022: £429,285) in Restricted Shares.
2    The amount shown comprises £408,439 (2022: £330,687) in deferred cash, £581,165 (2022: £345,818) in deferred Restricted Shares. These amounts relate to a portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2023. The total vesting period of deferred cash and share awards is no less than three years, with 33% of the award vesting on each of the first and second anniversaries of the date of the award, and the balance vesting on the third anniversary of the date of the award. The share awards are subject to a six-month retention period upon vesting.